Segment Reporting (Details) - Schedule of Revenues - Other Segments [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Total revenues		$ 16,824,823	$ 10,482,809	$ 32,092,828
Application development services [Member]
REVENUES:
Total revenues	[1]	9,780,115	3,847,199	20,323,422
Consulting and technical support services [Member]
REVENUES:
Total revenues		3,609,158	2,538,500	4,555,352
Subscription services [Member]
REVENUES:
Total revenues		695,010	758,526	936,913
Trading revenue [Member]
REVENUES:
Total revenues		2,549,808	3,338,584	6,277,141
Other revenue [Member]
REVENUES:
Total revenues		$ 190,732

[1]	For the years ended December 31, 2023, 2022 and 2021, certain application development service arrangements included sales of IT equipment. Such revenue of $2,001,750, $2,609,531 and $14,472,010 was included in the application development service revenue for years ended December 31, 2023, 2022 and 2021, respectively.